UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2011
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    August 12, 2011

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	   0
						          ----------
Form 13F Information Table Entry Total                       	  22
						          ----------
Form 13F Information Table Value Total	              	   $ 202,753
						          ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE     SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- -------  ------ ----
Aecom Tech Corp Del            COM	      00766T100     8647   316,289 SH	     SOLE    NONE     316,289 	    0	 0
Air Lease Corp.	               CL A	      00912X302     3279   135,000 SH	     SOLE    NONE     135,000 	    0	 0
Bank of New York Mellon Corp   COM	      064058100     7406   289,068 SH	     SOLE    NONE     289,068 	    0	 0
Brooks Automation Inc.	       COM	      114340102     7140   657,468 SH	     SOLE    NONE     657,468 	    0	 0
Covidien PLC	               SHS	      G2554F113    11026   207,143 SH	     SOLE    NONE     207,143 	    0	 0
Ebay Inc.	               COM	      278642103    21161   655,748 SH	     SOLE    NONE     655,748 	    0	 0
Fidelity Natl Information Sv.  COM	      31620M106     4619   150,000 SH	     SOLE    NONE     150,000 	    0	 0
General Mtrs Co.	       COM	      37045V100    11790   388,355 SH	     SOLE    NONE     388,355 	    0	 0
Hewlettt Packard Co.	       COM	      428236103     1820    50,000 SH	     SOLE    NONE      50,000 	    0	 0
ITT Corp New	               COM	      450911102     5304    90,000 SH	     SOLE    NONE      90,000 	    0	 0
Johnson & Johnson	       COM	      478160104    10311   155,000 SH	     SOLE    NONE     155,000 	    0	 0
Legg Mason Inc.	               COM	      524901105     8518   260,000 SH	     SOLE    NONE     260,000 	    0	 0
Mantech Intl Corp.	       CL A	      564563104     7880   177,387 SH	     SOLE    NONE     177,387 	    0	 0
NYSE Euronext	               COM	      629491101     6511   190,000 SH	     SOLE    NONE     190,000 	    0	 0
PACCAR Inc	               COM	      693718108     4087    80,000 SH	     SOLE    NONE      80,000 	    0	 0
Primerica Inc.	               COM	      74164M108    10909   496,562 SH	     SOLE    NONE     496,562 	    0	 0
Rockwell Collins Inc	       COM	      774341101     8945   145,000 SH	     SOLE    NONE     145,000 	    0	 0
Spirit Aerosystems Hldgs Inc   CL A	      848574109     7700   350,000 SH	     SOLE    NONE     350,000 	    0	 0
Time Warner, Inc.	       COM NEW	      887317303    10275   282,500 SH	     SOLE    NONE     282,500 	    0	 0
Tyco International Ltd.	       SHS	      H89128104    12827   259,500 SH	     SOLE    NONE     259,500 	    0	 0
Ultra Clean Hldgs Inc.	       COM	      90385V107    12414 1,367,227 SH	     SOLE    NONE   1,367,227 	    0	 0
Verint Sys Inc.	               COM	      92343X100    20184   544,931 SH	     SOLE    NONE     544,931 	    0	 0